Commitments and Contingencies - Schedule of Contractual Obligations and Commercial Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	$ 433
Long-term loans	9,550
Short-term loans	65,100
Total	75,083
Less than 1 Year [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	106
Long-term loans	700
Short-term loans	65,100
Total	65,906
1 – 3 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	52
Long-term loans	8,850
Short-term loans
Total	8,902
3 – 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	56
Long-term loans
Short-term loans
Total	56
More than 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Operating lease commitments	219
Long-term loans
Short-term loans
Total	$ 219